Stock Based Compensation (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]

	Number of Unvested Shares of RSUs	Weighted-Average Grant Date Fair Value Per Share
Granted	3,000	20.00
Vested	—	20.00

Balance at December 31, 2019	3,000	20.00
Granted	84,327	21.09
Vested	(39,924)	21.12

Balance at December 31, 2020	47,403	20.99
Granted	38,308	21.15
Vested	(46,225)	21.15

Balance at June 30, 2021	39,486	20.96

Share-based Payment Arrangement, Option, Activity [Table Text Block]

	Number of Shares	Weighted Average Exercise Price
Outstanding at January 1, 2020	—	$—
Granted	791,790	$24.00
Exercisable	(527,862)	$24.00

Non Exercisable at December 31, 2020	263,928	$24.00
Granted	—	—
Exercisable	(87,976)	$24.00

Non Exercisable at June 30, 2021	175,952	$24.00